Note R - Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

4.                      EARNINGS PER SHARE (“EPS”)

The Company’s basic EPS is calculated using net income available to common shareholders and the weighted-average number of shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuance of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes and preferred stock.

The reconciliation of the numerator of the basic and diluted EPS calculations was as follows for the three month periods ended March 31, 2013 and 2012:

	Three Months ended March 31,
	2013	2012

Basic Numerator:

Net (loss) income	$(315,579)	$363,498

Basic Denominator:	81,465,289	78,155,413
Per Share Amount	$0.00	$0.00

The following table summarizes the potential weighted average shares of common stock that were included in the diluted per share calculation for the three months ended March 31, 2013 and 2012.

	Three Months Ended March 31,
	2013	2012

Stock Options	-	759

	Three Months ended March 31,
	2013	2012

Dilutive Numerator:

Net (loss) income	$(315,579)	$363,498

Dilutive Denominator:	81,465,289	78,156,172
Per Share Amount	$0.00*	$0.00*

* Represents less than $0.01 per share

The following table sets forth the options and warrants which were excluded from the diluted per share calculation even though the exercise prices were  less than the average market price of the common shares because the effect of including these potential shares was antidilutive due to the net losses for the three months ended March 31, 2013 and 2012:

	Three Months Ended March 31,
	2013	2012

Stock options	647,660	-
Warrants	-	-

Total	647,660	-

The following table sets forth options and warrants which were excluded from the diluted per share calculation because the exercise price was greater than the average market price of the common shares:

	Three Months Ended March 31,
	2013	2012

Stock options	3,025,000	4,588,560
Warrants	8,250,000	8,250,000

Total	11,275,000	12,838,560

NOTE R—EARNINGS PER SHARE (EPS)

The Company’s basic EPS is calculated using net income (loss) available to common shareholders and the weighted-average number of shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuance of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes and preferred stock.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise price was less than the average market price of the common shares.

	Years ended December 31,
	2012	2011

Stock Options	—	379,865

Potentially dilutive securities	—	379,865

Items excluded from the diluted per share calculation because the exercise price was greater than the average market price of the common shares:

	Years ended December 31,
	2012	2011

Stock options	3,262,272	3,087,140
Warrants	8,250,000	8,250,000

Total	11,512,272	11,337,140